Long-Term Equity Investments (Details) ¥ in Thousands			12 Months Ended
	Feb. 28, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Long-Term Equity Investments [Line Items]
Company’s registered capital	¥ 70,000				$ 100,000
Additional investment		¥ 20,000
Capital injection amount						¥ 30,000
Equity interest	70.00%		30.00%	40.00%
Contributed				¥ 45,000
Bottom of range [member]
Long-Term Equity Investments [Line Items]
Company’s registered capital		10,000			25,000
Top of range [member]
Long-Term Equity Investments [Line Items]
Company’s registered capital		100,000			$ 75,000
Hangzhou Hongxi Business Management Co., Ltd [Member]
Long-Term Equity Investments [Line Items]
Additional investment		¥ 70,000
Hangzhou Tangchuang [Member]
Long-Term Equity Investments [Line Items]
Company’s registered capital	¥ 25,000		¥ 30,000
Capital increase the group accounting ratio		30.00%
Equity interest	30.00%			60.00%